Quarterly Holdings Report
for
Fidelity Advisor® Mid Cap II Fund
March 31, 2025
AMP-NPRT1-0525
1.814652.120
Common Stocks - 98.5%
	Shares	Value ($)
BELGIUM - 0.7%
Health Care - 0.7%
Pharmaceuticals - 0.7%
UCB SA	60,000	10,558,894
BRAZIL - 0.7%
Materials - 0.7%
Metals & Mining - 0.7%
Wheaton Precious Metals Corp	119,500	9,273,177
CANADA - 3.0%
Consumer Discretionary - 0.5%
Specialty Retail - 0.5%
Aritzia Inc Subordinate Voting Shares (a)	197,400	6,938,252
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
MEG Energy Corp	202,200	3,545,051
Financials - 0.7%
Capital Markets - 0.7%
TMX Group Ltd	262,000	9,565,672
Industrials - 1.4%
Commercial Services & Supplies - 1.4%
RB Global Inc (United States)	194,300	19,488,290
Materials - 0.2%
Metals & Mining - 0.2%
Teck Resources Ltd Class B (United States)	79,100	2,881,613
TOTAL CANADA		42,418,878
FRANCE - 0.3%
Health Care - 0.3%
Life Sciences Tools & Services - 0.3%
Sartorius Stedim Biotech	25,100	4,949,094
GERMANY - 0.2%
Health Care - 0.2%
Biotechnology - 0.2%
BioNTech SE ADR (a)	27,300	2,485,938
ISRAEL - 0.7%
Information Technology - 0.7%
IT Services - 0.7%
Wix.com Ltd (a)	63,400	10,358,292
JAPAN - 0.3%
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
Allegro MicroSystems Inc (a)	155,807	3,915,430
NETHERLANDS - 0.2%
Health Care - 0.2%
Biotechnology - 0.2%
Argenx SE ADR (a)	4,500	2,663,393
PUERTO RICO - 0.9%
Financials - 0.9%
Banks - 0.9%
Popular Inc	136,300	12,590,031
UNITED KINGDOM - 0.9%
Energy - 0.9%
Energy Equipment & Services - 0.9%
TechnipFMC PLC	391,400	12,403,466
UNITED STATES - 90.6%
Communication Services - 2.1%
Entertainment - 1.8%
Liberty Media Corp-Liberty Formula One Class C (a)	83,400	7,506,834
Live Nation Entertainment Inc (a)	98,400	12,849,072
TKO Group Holdings Inc Class A	34,500	5,271,945
		25,627,851
Interactive Media & Services - 0.3%
Pinterest Inc Class A (a)	127,600	3,955,600
TOTAL COMMUNICATION SERVICES		29,583,451

Consumer Discretionary - 12.4%
Diversified Consumer Services - 3.2%
Duolingo Inc Class A (a)	41,600	12,918,464
Grand Canyon Education Inc (a)	79,500	13,755,090
Service Corp International/US	229,300	18,389,860
		45,063,414
Hotels, Restaurants & Leisure - 4.5%
Aramark	349,700	12,071,644
Brinker International Inc (a)	21,000	3,130,050
Churchill Downs Inc	89,316	9,920,328
Dutch Bros Inc Class A (a)	131,300	8,106,462
Hilton Grand Vacations Inc (a)(b)	238,800	8,933,508
Light & Wonder Inc Class A (a)	134,900	11,683,689
Texas Roadhouse Inc	65,600	10,930,928
		64,776,609
Household Durables - 2.2%
Cavco Industries Inc (a)	15,700	8,158,191
NVR Inc (a)	715	5,179,739
Somnigroup International Inc (b)	235,500	14,101,740
Taylor Morrison Home Corp (a)	56,000	3,362,240
		30,801,910
Specialty Retail - 2.2%
Chewy Inc Class A (a)	192,600	6,261,426
Dick's Sporting Goods Inc	81,600	16,447,296
Williams-Sonoma Inc	54,358	8,594,000
		31,302,722
Textiles, Apparel & Luxury Goods - 0.3%
Deckers Outdoor Corp (a)	45,450	5,081,764
TOTAL CONSUMER DISCRETIONARY		177,026,419

Consumer Staples - 5.4%
Consumer Staples Distribution & Retail - 4.9%
BJ's Wholesale Club Holdings Inc (a)	183,300	20,914,530
Performance Food Group Co (a)	226,800	17,833,284
Sprouts Farmers Market Inc (a)	58,500	8,929,440
US Foods Holding Corp (a)	329,100	21,542,886
		69,220,140
Food Products - 0.5%
Simply Good Foods Co/The (a)	139,427	4,808,838
Westrock Coffee Co (a)(b)	446,134	3,221,087
		8,029,925
TOTAL CONSUMER STAPLES		77,250,065

Energy - 4.5%
Energy Equipment & Services - 1.7%
Baker Hughes Co Class A	207,300	9,110,835
Kodiak Gas Services Inc	87,900	3,278,670
Valaris Ltd (a)(b)	131,107	5,147,261
Weatherford International PLC	128,200	6,865,110
		24,401,876
Oil, Gas & Consumable Fuels - 2.8%
Antero Resources Corp (a)	442,100	17,878,524
Ovintiv Inc	223,500	9,565,800
Permian Resources Corp Class A	917,500	12,707,375
		40,151,699
TOTAL ENERGY		64,553,575

Financials - 19.3%
Banks - 9.2%
Bancorp Inc/The (a)	220,200	11,635,368
BOK Financial Corp	71,200	7,415,480
Cadence Bank	231,400	7,025,304
Coastal Financial Corp/WA Class A (a)	46,500	4,204,065
East West Bancorp Inc	215,788	19,369,131
First Citizens BancShares Inc/NC Class A	6,000	11,124,720
First Interstate BancSystem Inc Class A	119,500	3,423,675
Huntington Bancshares Inc/OH	380,100	5,705,301
KeyCorp	865,400	13,837,746
Old National Bancorp/IN	692,800	14,680,432
Pinnacle Financial Partners Inc	52,800	5,598,912
Western Alliance Bancorp	103,800	7,974,954
Wintrust Financial Corp	159,700	17,959,862
		129,954,950
Capital Markets - 3.0%
Blue Owl Capital Inc Class A	471,570	9,450,263
Houlihan Lokey Inc Class A	39,300	6,346,950
Northern Trust Corp	86,700	8,552,955
Raymond James Financial Inc	68,986	9,582,845
Stifel Financial Corp	94,000	8,860,440
		42,793,453
Financial Services - 2.9%
Equitable Holdings Inc	398,200	20,742,238
Essent Group Ltd	129,629	7,482,186
PennyMac Financial Services Inc	62,600	6,266,886
Toast Inc Class A (a)	187,300	6,212,740
		40,704,050
Insurance - 4.2%
First American Financial Corp	132,500	8,695,975
Globe Life Inc	53,500	7,047,020
Hartford Insurance Group Inc/The	37,600	4,652,248
Primerica Inc	67,458	19,193,825
Reinsurance Group of America Inc	105,491	20,771,178
		60,360,246
TOTAL FINANCIALS		273,812,699

Health Care - 11.3%
Biotechnology - 2.1%
Arcellx Inc (a)	38,500	2,525,600
Avidity Biosciences Inc (a)	67,800	2,001,456
Blueprint Medicines Corp (a)	19,900	1,761,349
Centessa Pharmaceuticals PLC ADR (a)	147,500	2,121,050
Crinetics Pharmaceuticals Inc (a)	80,000	2,683,200
Disc Medicine Inc (a)	35,000	1,737,400
Exact Sciences Corp (a)	152,200	6,588,738
Krystal Biotech Inc (a)	10,453	1,884,676
Legend Biotech Corp ADR (a)	73,700	2,500,641
Revolution Medicines Inc (a)	52,800	1,867,008
SpringWorks Therapeutics Inc (a)	23,000	1,014,990
TG Therapeutics Inc (a)(b)	72,200	2,846,846
United Therapeutics Corp (a)	100	30,827
		29,563,781
Health Care Equipment & Supplies - 3.7%
Cooper Cos Inc/The (a)	54,056	4,559,624
Glaukos Corp (a)	28,800	2,834,496
ICU Medical Inc (a)	17,249	2,395,196
Insulet Corp (a)	23,300	6,118,813
Integer Holdings Corp (a)	60,300	7,116,003
Masimo Corp (a)	81,635	13,600,391
Penumbra Inc (a)	34,000	9,091,940
TransMedics Group Inc (a)(b)	110,900	7,461,352
		53,177,815
Health Care Providers & Services - 3.0%
BrightSpring Health Services Inc (a)	473,200	8,560,188
Encompass Health Corp	166,800	16,893,504
GeneDx Holdings Corp Class A (a)	25,200	2,231,838
Tenet Healthcare Corp (a)	109,525	14,731,113
		42,416,643
Health Care Technology - 1.3%
Doximity Inc Class A (a)	201,700	11,704,651
Veeva Systems Inc Class A (a)	27,800	6,439,314
		18,143,965
Life Sciences Tools & Services - 0.6%
Bruker Corp	123,800	5,167,412
Repligen Corp (a)	26,900	3,422,755
		8,590,167
Pharmaceuticals - 0.6%
Elanco Animal Health Inc (a)	881,500	9,255,750
TOTAL HEALTH CARE		161,148,121

Industrials - 14.3%
Aerospace & Defense - 0.3%
Axon Enterprise Inc (a)	10,600	5,575,070
Building Products - 1.8%
AZEK Co Inc/The Class A (a)	227,900	11,142,031
Carlisle Cos Inc	24,800	8,444,400
Simpson Manufacturing Co Inc	34,600	5,434,968
		25,021,399
Commercial Services & Supplies - 0.7%
ACV Auctions Inc Class A (a)	402,500	5,671,225
CECO Environmental Corp (a)	182,500	4,161,000
		9,832,225
Construction & Engineering - 1.6%
Comfort Systems USA Inc	28,500	9,186,405
EMCOR Group Inc	27,500	10,164,825
Quanta Services Inc	11,400	2,897,652
		22,248,882
Electrical Equipment - 2.0%
Acuity Inc	36,400	9,585,940
AMETEK Inc	43,700	7,522,518
nVent Electric PLC	78,200	4,099,244
Regal Rexnord Corp	47,500	5,407,875
Vertiv Holdings Co Class A	28,300	2,043,260
		28,658,837
Ground Transportation - 1.4%
Saia Inc (a)	27,200	9,504,496
XPO Inc (a)	93,100	10,015,698
		19,520,194
Machinery - 4.6%
Allison Transmission Holdings Inc	42,500	4,065,975
Chart Industries Inc (a)	67,300	9,715,428
Crane Co	85,100	13,035,618
Ingersoll Rand Inc	111,000	8,883,330
ITT Inc	140,659	18,167,516
Westinghouse Air Brake Technologies Corp	62,900	11,406,915
		65,274,782
Passenger Airlines - 0.5%
Alaska Air Group Inc (a)	153,600	7,560,192
Professional Services - 0.5%
TransUnion	79,500	6,597,705
Trading Companies & Distributors - 0.9%
Watsco Inc	26,000	13,215,800
TOTAL INDUSTRIALS		203,505,086

Information Technology - 7.4%
Communications Equipment - 1.2%
Digi International Inc (a)(b)	336,765	9,372,170
Lumentum Holdings Inc (a)	122,900	7,661,586
		17,033,756
Electronic Equipment, Instruments & Components - 2.8%
Belden Inc	91,500	9,172,875
Coherent Corp (a)	206,000	13,377,641
Flex Ltd (a)	313,100	10,357,348
OSI Systems Inc (a)	34,616	6,727,273
		39,635,137
Semiconductors & Semiconductor Equipment - 2.0%
First Solar Inc (a)	28,300	3,577,969
MACOM Technology Solutions Holdings Inc (a)	32,700	3,282,426
MKS Instruments Inc	101,100	8,103,165
ON Semiconductor Corp (a)	79,100	3,218,579
Onto Innovation Inc (a)	48,500	5,884,990
Universal Display Corp	34,100	4,756,268
		28,823,397
Software - 0.4%
Appfolio Inc Class A (a)	30,800	6,772,920
Technology Hardware, Storage & Peripherals - 1.0%
Sandisk Corp/DE	137,833	6,562,229
Western Digital Corp (a)	175,000	7,075,250
		13,637,479
TOTAL INFORMATION TECHNOLOGY		105,902,689

Materials - 4.3%
Chemicals - 1.8%
Axalta Coating Systems Ltd (a)	436,600	14,482,022
Element Solutions Inc	502,000	11,350,220
		25,832,242
Construction Materials - 0.5%
Martin Marietta Materials Inc	14,600	6,980,698
Containers & Packaging - 2.0%
AptarGroup Inc	119,600	17,746,248
International Paper Co	213,600	11,395,560
		29,141,808
TOTAL MATERIALS		61,954,748

Real Estate - 6.8%
Health Care REITs - 1.6%
Omega Healthcare Investors Inc	161,100	6,134,688
Ventas Inc	247,100	16,990,596
		23,125,284
Industrial REITs - 1.9%
EastGroup Properties Inc	87,100	15,342,665
Terreno Realty Corp	154,133	9,744,288
		25,086,953
Office REITs - 0.5%
Vornado Realty Trust	182,300	6,743,277
Real Estate Management & Development - 0.4%
Jones Lang LaSalle Inc (a)	25,800	6,396,078
Residential REITs - 0.8%
Invitation Homes Inc	214,200	7,464,870
Sun Communities Inc	32,000	4,116,480
		11,581,350
Retail REITs - 1.3%
Acadia Realty Trust	515,700	10,803,915
Agree Realty Corp	54,800	4,230,012
Macerich Co/The	223,500	3,837,495
		18,871,422
Specialized REITs - 0.3%
Four Corners Property Trust Inc	158,400	4,546,080
TOTAL REAL ESTATE		96,350,444

Utilities - 2.8%
Electric Utilities - 0.2%
PG&E Corp	186,000	3,195,480
Gas Utilities - 0.3%
Southwest Gas Holdings Inc	54,400	3,905,920
Independent Power and Renewable Electricity Producers - 1.2%
AES Corp/The	541,900	6,730,398
Vistra Corp	82,000	9,630,080
		16,360,478
Multi-Utilities - 1.1%
CenterPoint Energy Inc	198,900	7,206,147
Northwestern Energy Group Inc	153,841	8,902,779
		16,108,926
TOTAL UTILITIES		39,570,804

TOTAL UNITED STATES		1,290,658,101
TOTAL COMMON STOCKS (Cost $1,167,482,291)		1,402,274,694

Money Market Funds - 1.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.32	8,873,923	8,875,697
Fidelity Securities Lending Cash Central Fund (c)(d)	4.32	18,492,176	18,494,026
TOTAL MONEY MARKET FUNDS (Cost $27,369,723)			27,369,723

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $1,194,852,014)	1,429,644,417
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(5,340,592)
NET ASSETS - 100.0%	1,424,303,825

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	5,337,418	96,126,884	92,588,605	115,219	-	-	8,875,697	8,873,923	0.0%
Fidelity Securities Lending Cash Central Fund	21,102,400	110,575,880	113,184,254	7,998	-	-	18,494,026	18,492,176	0.1%
Total	26,439,818	206,702,764	205,772,859	123,217	-	-	27,369,723

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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